Accounting Policies - Cash and Cash Equivalents and Temporary Investments (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S. dollar
Cash and Cash Equivalents and Temporary Investments
Average yield for cash equivalents and temporary investments	1.77%	0.87%
Mexican peso
Cash and Cash Equivalents and Temporary Investments
Average yield for cash equivalents and temporary investments	7.69%	6.72%